Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under non-cancelable operating leases agreements	Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending	RMB
2020	45,023,403
2021	26,297,961
2022	11,451,395
2023	1,297,103
2023 and thereafter	—